Financing (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Summary of Debt

	March 31, 2014	December 31, 2013
8.25% senior notes due January 2019	$1,100,000	$1,100,000
Senior secured term loan due January 2017	348,250	349,125
Senior secured term loan due January 2018	522,375	523,688
Senior PIK toggle notes due June 2020	550,000	550,000
Senior secured revolving credit facility expires January 2017	—	—
Other	710	1,079

	$2,521,335	$2,523,892
Less: Original issue discount, net of amortization	(8,696)	(9,340)
Less: Current portion	(9,097)	(9,462)

	$2,503,542	$2,505,090

	Successor	Successor
	December 31, 2013	December 31, 2012
8.25% senior notes due January 2019	$1,100,000	$1,500,000
Senior secured term loan due January 2017	349,125	—
Senior secured term loan due January 2018	523,688	982,500
Senior PIK toggle notes due June 2020	550,000	—
Senior secured revolving credit facility expires January 2017	—	—
Other	1,079	1,696

	$2,523,892	$2,484,196
Less: Original issue discount, net of amortization	(9,340)	(13,426)
Less: Current portion	(9,462)	(10,776)

	$2,505,090	$2,459,994

Scheduled Maturities of Long-Term Debt

The following table summarizes scheduled maturities of long-term debt as of December 31, 2013:

	2014	2015	2016	2017	2018	Thereafter
	(in millions)
Scheduled maturities of long-term debt	$9.5	$8.9	$8.9	$343.9	$502.7	$1,650.0